SUPPLEMENT DATED FEBRUARY 7, 2018
to

PROSPECTUSES  DATED APRIL 25, 2007
FOR FUTURITY VUL AND FUTURITY SURVIVORSHIP VUL

 ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT I

This supplement contains information about the Goldman Sachs Strategic International Equity Fund (the "Fund") that is available under your Policy.

On April 23, 2018, the Fund will change its name to Goldman Sachs International Equity Insights Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.